SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total consolidated assets	$ 9,020,967	$ 9,488,422	$ 9,121,996
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,135,896	7,191,107	7,512,822
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	132,304	145,919	120,789
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	307,657	429,980	376,655
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,288,051	3,461,487	3,636,732
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,407,884	3,153,721	3,378,646
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	613,664	721,205	644,481
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	326,047	261,106	247,729
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 945,360	$ 1,315,004	$ 716,964